SHORT-TERM BANK LOAN	6 Months Ended
Sep. 30, 2025
Short-Term Debt [Abstract]
SHORT-TERM BANK LOAN

NOTE 14 — SHORT-TERM BANK LOAN

On January 8, 2025, the Company entered into a loan agreement with Bank of China to borrow RMB 1.0 million ($140,445) as working capital for one year with maturity date on January 7, 2026. The loan bears a fixed interest rate of 3.27% per annum. The loan was repaid in full upon maturity.